Summary of Federal Income Tax Expense Attributable to Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of percentage computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests
Income before federal income taxes and noncontrolling interests		$ 1,448	$ 901	$ 904
Computed (expected tax expense)		304	315	316
Dividends received deduction		(45)	(128)	(144)
Tax credits		(54)	(90)	(81)
Impact of enacted tax law changes	[1]	(28)	(530)
Other, net		34	25	35
Total federal income tax expense (benefit)		$ 211	$ (408)	$ 126
Computed (expected tax expense)		21.00%	35.00%	35.00%
Dividends received deduction		(3.00%)	(14.00%)	(16.00%)
Tax credits		(4.00%)	(10.00%)	(9.00%)
Impact of enacted tax law changes	[1]	(2.00%)	(59.00%)
Other, net		3.00%	3.00%	4.00%
Total federal income tax expense (benefit)		15.00%	(45.00%)	14.00%

[1]	Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.